Commitments and Contingencies - Schedule of Capital Expenditure Commitments (Details) $ in Thousands	Jun. 30, 2021 USD ($)
Unrecorded Unconditional Purchase Obligation [Line Items]
2022	$ 54,186
2023	74,611
2024	26,762
Total	155,559
Due to Shipyards/Sellers
Unrecorded Unconditional Purchase Obligation [Line Items]
2022	50,194
2023	72,160
2024	26,160
Total	148,514
Due to Manager 1
Unrecorded Unconditional Purchase Obligation [Line Items]
2022	1,613
2023	2,313
2024	602
Total	4,528
Other Commitments
Unrecorded Unconditional Purchase Obligation [Line Items]
2022	2,379
2023	138
2024	0
Total	$ 2,517